Property, Plant and Equipment	12 Months Ended
Feb. 28, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT:

The major components of property, plant and equipment are as follows:

	February 28, 2017	February 29, 2016
(in millions)
Land and land improvements	$400.4	$338.7
Vineyards	232.6	244.4
Buildings and improvements	736.1	809.1
Machinery and equipment	3,079.6	2,253.8
Motor vehicles	124.2	74.3
Construction in progress	636.9	792.4
	5,209.8	4,512.7
Less – Accumulated depreciation	(1,277.0)	(1,179.3)
	$3,932.8	$3,333.4

For the years ended February 28, 2017, and February 29, 2016, we had noncash additions of $190.3 million and $158.0 million, respectively, to property, plant and equipment associated primarily with the expansion projects for our Nava Brewery. These amounts are recorded primarily in accounts payable as of February 28, 2017, and February 29, 2016.